Related Party Transactions - CANTOR EQUITY PARTNERS II, INC. (Details) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 25, 2025	May 05, 2025	May 01, 2025	Jun. 06, 2024	Nov. 30, 2020	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 17, 2025	Oct. 10, 2025	May 02, 2025	Apr. 30, 2025	Jun. 05, 2024
Related Party Transaction [Line Items]
Common stock issued (in shares)						10,000		10,000		10,000
CANTOR EQUITY PARTNERS II, INC.
Related Party Transaction [Line Items]
Sale of stock (in shares)		580,000
Price of shares		$ 5,800,000
Percentage of shares surrendered prior to merger			30.00%
Period where shares are not sold		30 days	1 year
Sale of stock (in dollars per share)		$ 10.00	$ 12.00
Consecutive trading day period			20 days
Trading day period			30 days
Share price period			150 days
Percentage of shares											1.00%
Share value (in dollars per share)											$ 10.00
Percentage of the securitize equity value											0.50%
Note payable – related party						$ 604,841		$ 397,381	$ 79,900
Agreed payment						10,000		10,000
CANTOR EQUITY PARTNERS II, INC. | Related party
Related Party Transaction [Line Items]
Debt costs				$ 10,000
Administrative expenses – related party						30,000	$ 0	79,677	0
Administrative Fees Expense, Adjustment								80,000	0
CANTOR EQUITY PARTNERS II, INC. | CF&Co. Business Combination Services
Related Party Transaction [Line Items]
Expected amounts of transaction						8,400,000		8,400,000
CANTOR EQUITY PARTNERS II, INC. | CF&Co. And Citi Letter Services
Related Party Transaction [Line Items]
Expected amounts of transaction	$ 4,296,000
CANTOR EQUITY PARTNERS II, INC. | IPO Loan | Related party
Related Party Transaction [Line Items]
Loan amount				300,000
Note payable – related party								0	80,000
CANTOR EQUITY PARTNERS II, INC. | Business Combination Loan | Related party
Related Party Transaction [Line Items]
Loan amount				$ 1,750,000
Redemption period				60 days
Conversion price (in dollars per share)				$ 10.00
Note payable – related party						605,000		397,000	0
CANTOR EQUITY PARTNERS II, INC. | Working Capital Loan | Related party
Related Party Transaction [Line Items]
Redemption period				60 days
Conversion price (in dollars per share)				$ 10.00
Note payable – related party						$ 0		$ 0	$ 0
CANTOR EQUITY PARTNERS II, INC. | Convertible promissory notes payable | Related party
Related Party Transaction [Line Items]
Loan amount				$ 3,600,000
Redemption period				60 days
Conversion price (in dollars per share)				$ 10.00
Liquidation price (in dollars per share)				$ 0.15
CANTOR EQUITY PARTNERS II, INC. | Class B
Related Party Transaction [Line Items]
Shares surrendered (in shares)				9,375,000
Common stock outstanding (in shares)				5,000,000		6,000,000		6,000,000	6,000,000			6,000,000	5,000,000	14,375,000
Common stock issued (in shares)			1,000,000	9,375,000		6,000,000		6,000,000	6,000,000
CANTOR EQUITY PARTNERS II, INC. | Class B | Cantor EP Holdings II, LLC
Related Party Transaction [Line Items]
Sale of stock (in shares)					14,375,000
Price of shares					$ 25,000
Shares surrendered (in shares)				9,375,000
CANTOR EQUITY PARTNERS II, INC. | Founder Shares
Related Party Transaction [Line Items]
Common stock outstanding (in shares)			6,000,000